Stock-Based Compensation - Summary of Stock Options Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
$35.76 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 35.76
Options Outstanding	741
Options Exercisable	391
Weighted-Average Remaining Contractual Life	8 years 4 months 24 days
$41.43 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 41.43
Options Outstanding	242
Options Exercisable	242
Weighted-Average Remaining Contractual Life	6 years 4 months 24 days
$42.34 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 42.34
Options Outstanding	560
Options Exercisable	299
Weighted-Average Remaining Contractual Life	7 years 4 months 24 days
$44.51 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 44.51
Options Outstanding	546
Options Exercisable	80
Weighted-Average Remaining Contractual Life	9 years 4 months 24 days
$35.76 - $44.51 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	2,089
Options Exercisable	1,012
Weighted-Average Remaining Contractual Life	8 years 2 months 12 days
$35.76 - $44.51 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 35.76
$35.76 - $44.51 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 44.51